Goodwill - Additional information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	¥ 3,993,430,000
Terminal Value Longterm Future Growth Rate Used TO Determine The Estimated Fair Value	3.00%
Discount Rate Used To Determine The Estimated Fair Value	20.00%
Goodwill	¥ 0	¥ 0	¥ 4,088,403,000